UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 7.2%
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class B, 9.31%, 7/15/61	USD	1,150	$1,330,117
Series 2010-3A, Class A, 3.82%, 12/15/48		861	855,584
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.25%, 1/15/16 (b)		350	349,250
Citibank Omni Master Trust (a):
Series 2009-A13, Class A13, 5.35%, 8/15/18		795	872,838
Series 2009-A17, Class A17, 4.90%, 11/15/18		805	877,229
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.34%, 1/25/37 (b)		1,291	867,051
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,995,645
DT Auto Owner Trust,, Series 2011- 2A, Class C, 3.05%, 2/16/16 (a)		1,500	1,500,469
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	425	616,034
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)	USD	204	198,499
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.37%, 8/23/27		1,060	1,002,408
Series 2008-3, Class A4, 1.91%, 11/25/24		650	677,198
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		628	628,391
Series 2011-S1A, Class C, 2.01%, 8/15/16		562	561,974
Series 2011-S1A, Class D, 3.15%, 8/15/16		578	577,533
Series 2011-WO, Class C, 3.19%, 10/15/15		580	586,529
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		860	872,930
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,054,189
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	708,553
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	757,159
Series 2011-1, Class D, 4.01%, 2/15/17		860	867,882

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust, Series 2010-2, Class B (concluded):
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)	USD	515	$515,572
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		556	556,646
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		1,470	1,469,971
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.45%, 6/15/21		544	531,039
Series 2004-B, Class A3, 0.58%, 3/15/24		670	574,293
Series 2008-5, Class A3, 1.57%, 1/25/18		1,140	1,171,349
Series 2008-5, Class A4, 1.97%, 7/25/23		3,620	3,784,896
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		270	285,454
Series 2004-P10B, 4.75%, 8/10/14		205	217,979
			26,864,661
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,349	282,689
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,731	490,097
			772,786
Total Asset-Backed Securities – 7.4%			27,637,447

Common Stocks	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc.		135	1
Total Common Stocks – 0.0%			1

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,125	1,264,880

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CORE BOND TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense (concluded)
United Technologies Corp. (concluded):
6.13%, 7/15/38	USD	700	$819,513
			2,084,393
Airlines — 0.4%
American Airlines, Inc., Pass- Through Trust, Series 2001-2, 7.86%, 4/01/13		380	387,600
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 1/12/19		700	679,000
United Air Lines, Inc., 12.75%, 7/15/12		334	365,211
			1,431,811
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		265	273,569
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (c)		2,950	3,766,041
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	355	533,870
Pernod-Ricard SA, 5.75%, 4/07/21 (a)	USD	508	537,300
			4,837,211
Building Products — 0.1%
Momentive Performance Materials, Inc., 11.50%, 12/01/16		235	253,213
Capital Markets — 5.9%
American Capital Ltd., 7.96%, 12/31/13 (d)		720	740,390
CDP Financial, Inc. (a):
3.00%, 11/25/14		1,935	2,016,593
5.60%, 11/25/39		2,935	3,142,141
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	572,167
5.40%, 1/14/20		1,795	1,883,885
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		800	812,262
3.63%, 2/07/16		5,684	5,700,000
5.38%, 3/15/20		1,220	1,258,083
E*Trade Financial Corp., 12.50%, 11/30/17 (e)		190	228,475
Morgan Stanley:
2.76%, 5/14/13 (b)(c)		1,890	1,945,275
4.20%, 11/20/14		490	513,976
4.00%, 7/24/15		410	424,549
6.25%, 8/28/17		1,930	2,153,830
5.63%, 9/23/19		630	666,978
			22,058,604
Chemicals — 0.4%
American Pacific Corp., 9.00%, 2/01/15		250	245,000
The Dow Chemical Co., 4.25%, 11/15/20		195	192,903
Hexion U.S. Finance Corp., 8.88%, 2/01/18		520	558,350

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Huntsman International LLC, 6.88%, 11/15/13 (a)	EUR	435	$641,658
			1,637,911
Commercial Banks — 7.9%
CIT Group, Inc.:
7.00%, 5/01/16	USD	110	110,413
7.00%, 5/01/17		513	514,422
6.63%, 4/01/18 (a)		294	309,148
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,490	1,531,470
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,651,643
Discover Bank, 8.70%, 11/18/19		795	991,890
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		4,020	3,982,007
2.90%, 3/29/16		2,600	2,654,285
Eksportfinans ASA:
2.00%, 9/15/15		2,455	2,463,212
5.50%, 6/26/17		950	1,096,243
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,396,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)		700	702,032
Royal Bank of Canada, 3.13%, 4/14/15 (a)		3,870	4,040,160
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		1,580	1,577,581
2.63%, 5/27/16		1,675	1,679,435
Wachovia Corp., 5.25%, 8/01/14		3,425	3,728,616
			29,429,057
Commercial Services & Supplies — 0.1%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		143	148,155
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		320	338,400
			486,555
Construction Materials — 0.4%
Calcipar SA, 6.88%, 5/01/18 (a)		415	429,525
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		220	220,634
Lafarge SA, 7.13%, 7/15/36		165	167,876
Nortek, Inc., 10.00%, 12/01/18 (a)		750	780,000
			1,598,035
Consumer Finance — 0.5%
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (b)		125	125,792
7.80%, 6/01/12		340	357,657
SLM Corp.:
6.25%, 1/25/16		661	692,365
Series A, 0.57%, 1/27/14 (b)		550	524,011
			1,699,825

BLACKROCK CORE BOND TRUST	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	$628,437
Ball Corp., 6.75%, 9/15/20	USD	675	718,031
Berry Plastics Corp., 9.75%, 1/15/21		975	976,219
Pregis Corp., 12.38%, 10/15/13		260	258,050
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	1,077,256
7.75%, 11/15/19		685	1,027,679
			4,685,672

Ally Financial, Inc.:
8.30%, 2/12/15	USD	1,500	1,672,500
6.25%, 12/01/17 (a)		160	164,825
8.00%, 3/15/20		560	618,100
8.00%, 11/01/31		820	908,150
Bank of America Corp.:
3.63%, 3/17/16		300	302,854
7.63%, 6/01/19		450	534,887
5.63%, 7/01/20		1,070	1,123,678
5.00%, 5/13/21		1,470	1,467,301
Citigroup, Inc.:
5.00%, 9/15/14		140	148,706
4.75%, 5/19/15		1,150	1,233,811
4.59%, 12/15/15		7,800	8,295,245
6.00%, 8/15/17		100	111,681
5.38%, 8/09/20		200	210,733
General Electric Capital Corp.:
5.30%, 2/11/21		370	388,618
6.15%, 8/07/37 (c)		4,150	4,455,203
6.88%, 1/10/39 (c)		135	158,608
JPMorgan Chase & Co.:
3.70%, 1/20/15 (c)		3,425	3,588,691
6.30%, 4/23/19 (c)		2,000	2,283,980
4.25%, 10/15/20		190	186,910
7.90%, (b)(f)		1,500	1,652,055
Series BKNT, 6.00%, 10/01/17		2,620	2,944,639
Novus USA Trust, 1.51%, 11/18/11 (a)(b)		860	856,409
Reynolds Group Issuer, Inc. (a):
8.50%, 10/15/16	EUR	550	830,090
7.13%, 4/15/19	USD	896	931,840
9.00%, 4/15/19		435	461,644
6.88%, 2/15/21		1,215	1,252,969
			36,784,127
Diversified Telecommunication Services — 4.2%
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)(g)		60	60,600
Level 3 Financing, Inc.:
8.75%, 2/15/17		429	441,870
10.00%, 2/01/18		180	194,850

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc.:
8.00%, 10/01/15	USD	568	$621,960
7.13%, 4/01/18		272	294,780
Qwest Corp.:
7.63%, 6/15/15		192	220,440
8.38%, 5/01/16		380	451,250
6.50%, 6/01/17		103	114,588
Telecom Italia Capital SA:
4.95%, 9/30/14 (c)		1,075	1,138,200
6.00%, 9/30/34		1,550	1,413,200
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,975	2,200,377
Verizon Communications, Inc.:
8.75%, 11/01/18		2,220	2,912,112
6.40%, 2/15/38		3,483	3,842,581
8.95%, 3/01/39		900	1,294,178
Verizon New Jersey, Inc., 5.88%, 1/17/12		335	345,842
Windstream Corp., 7.88%, 11/01/17		60	65,625
			15,612,453
Electric Utilities — 4.9%
Alabama Power Co.:
3.95%, 6/01/21		460	463,025
6.00%, 3/01/39 (c)		1,275	1,436,841
Cleveland Electric Illuminating Co., 8.88%, 11/15/18		59	76,706
Duke Energy Carolinas LLC:
3.90%, 6/15/21		370	373,675
6.10%, 6/01/37		315	352,450
6.00%, 1/15/38		825	931,644
EDF SA, 5.60%, 1/27/40 (a)(c)		1,400	1,481,546
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	1,836,750
Florida Power & Light Co., 4.95%, 6/01/35		950	946,559
Florida Power Corp.:
6.35%, 9/15/37 (c)		1,325	1,557,605
6.40%, 6/15/38		430	509,656
Hydro-Quebec, 8.40%, 1/15/22		730	1,013,293
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	299,949
PacifiCorp., 6.25%, 10/15/37		575	666,921
Public Service Co. of Colorado, 6.25%, 9/01/37 (c)		1,200	1,416,624
Southern California Edison Co.:
5.63%, 2/01/36		625	671,993
Series 08-A, 5.95%, 2/01/38		1,075	1,211,369
The Toledo Edison Co., 6.15%, 5/15/37		350	378,380
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	261,227
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		2,000	2,239,950
			18,126,163

BLACKROCK CORE BOND TRUST	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 0.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)	USD	340	$351,900
Ensco Plc:
3.25%, 3/15/16		160	163,141
4.70%, 3/15/21		345	352,859
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		605	623,150
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		1,110	1,176,600
Pride International, Inc., 6.88%, 8/15/20		230	271,712
Thermon Industries, Inc., 9.50%, 5/01/17		144	153,720
			3,093,082
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc. (c):
6.50%, 8/15/37		1,900	2,211,759
6.20%, 4/15/38		850	956,229
			3,167,988
Food Products — 0.8%
Darling International, Inc., 8.50%, 12/15/18 (a)		335	365,150
JBS USA LLC, 7.25%, 6/01/21 (a)		170	166,600
Kraft Foods, Inc.:
5.38%, 2/10/20		535	585,622
7.00%, 8/11/37		1,455	1,717,204
			2,834,576
Health Care Equipment & Supplies — 0.8%
DJO Finance LLC:
10.88%, 11/15/14		810	874,800
7.75%, 4/15/18 (a)		975	1,001,813
IASIS Healthcare LLC, 8.38%, 5/15/19 (a)		1,225	1,232,656
			3,109,269
Health Care Providers & Services — 1.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		175	178,938
ConvaTec Healthcare E SA (a):
7.38%, 12/15/17	EUR	600	889,363
10.50%, 12/15/18	USD	630	680,400
HealthSouth Corp., 8.13%, 2/15/20		280	308,000
Tenet Healthcare Corp.:
9.00%, 5/01/15		410	446,387
10.00%, 5/01/18		170	194,650
8.88%, 7/01/19		1,150	1,279,375
WellPoint, Inc., 5.25%, 1/15/16		900	1,009,345
			4,986,458
Health Care Technology — 0.1%
MedAssets, Inc., 8.00%, 11/15/18 (a)		500	515,625

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 1.1%
Boyd Gaming Corp., 9.13%, 12/01/18 (a)	USD	170	$176,163
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		2,755	2,548,375
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	69	103,270
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)(g)	USD	390	388,050
Sugarhouse HSP Gaming Property Mezzanine LP, 8.63%, 4/15/16 (a)		190	196,175
Vail Resorts, Inc., 6.50%, 5/01/19 (a)		235	239,994
Yum! Brands, Inc., 6.25%, 4/15/16		265	304,882
			3,956,909
Household Durables — 1.5%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		255	243,525
12.00%, 10/15/17		1,050	1,186,500
Standard Pacific Corp.:
10.75%, 9/15/16		2,100	2,425,500
8.38%, 5/15/18		550	559,625
8.38%, 1/15/21		1,065	1,067,663
			5,482,813
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	278,897
IT Services — 1.3%
First Data Corp. (a):
7.38%, 6/15/19	USD	605	615,587
12.63%, 1/15/21		520	565,500
iPayment, Inc., 9.75%, 5/15/14		240	246,000
iPayment Investors LP, 11.63%, 7/15/14 (a)(e)		863	872,090
SunGard Data Systems, Inc.:
7.38%, 11/15/18		660	673,200
7.63%, 11/15/20		1,730	1,794,875
			4,767,252
Independent Power Producers & Energy Traders — 1.6%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,520	1,645,640
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		347	377,417
NRG Energy, Inc., 7.63%, 1/15/18 (a)		2,855	2,883,550
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (a)		1,065	1,078,313
			5,984,920
Industrial Conglomerates — 0.8%
Sequa Corp. (a):
11.75%, 12/01/15		690	738,300
13.50%, 12/01/15		1,940	2,076,219
			2,814,519

BLACKROCK CORE BOND TRUST	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance — 3.5%
American International Group, Inc.:
5.45%, 5/18/17	USD	800	$838,126
8.18%, 5/15/68 (b)		115	126,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		603	651,240
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		600	598,633
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		1,205	930,863
Hartford Life Global Funding Trusts, 0.43%, 6/16/14 (b)		425	414,141
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		90	121,950
Lincoln National Corp., 6.25%, 2/15/20 (b)		630	712,406
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,696,691
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		400	508,000
Metropolitan Life Global Funding I (a)(c):
2.50%, 1/11/13		2,545	2,595,419
5.13%, 6/10/14		775	848,313
Prudential Financial, Inc.:
5.70%, 12/14/36		675	680,430
Series D, 5.90%, 3/17/36		500	515,160
llkey		1,060	1,060,696
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		213	251,735
XL Capital Ltd., Series E, 6.50% (b)(f)		465	438,844
			12,989,147
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (a)		130	130,000
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		105	108,474
Machinery — 0.7%
AGY Holding Corp., 11.00%, 11/15/14		310	301,863
Navistar International Corp.:
3.00%, 10/15/14 (h)		1,040	1,513,200
8.25%, 11/01/21		16	17,580
Titan International, Inc., 5.63%, 1/15/17 (a)(h)		340	976,650
			2,809,293
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(c)		1,050	1,065,750

Corporate Bonds	Par (000)		Value
Media — 10.1%
Affinion Group, Inc., 7.88%, 12/15/18 (a)	USD	1,045	$992,750
CBS Corp.:
4.63%, 5/15/18		810	847,456
8.88%, 5/15/19		325	419,822
5.75%, 4/15/20		250	273,774
CCH II LLC, 13.50%, 11/30/16		2,300	2,737,447
CMP Susquehanna Corp., 3.52%, 5/15/14		52	49,400
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,095	1,040,250
Citadel Broadcasting Corp., 7.75%, 12/15/18 (a)		500	540,625
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		1,127	1,231,247
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	843,811
Comcast Corp., 6.45%, 3/15/37		790	858,620
Cox Communications, Inc., 8.38%, 3/01/39 (a)		905	1,238,673
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		926	926,058
Loan Close 3, 12.00%, 8/15/18		1,059	1,058,750
Shares Loan, 4.00%, 8/15/18		1,092	1,091,944
Cumulus Media, Inc., 7.75%, 5/01/19 (a)		465	465,000
DIRECTV Holdings LLC, 3.13%, 2/15/16		1,380	1,400,318
Discovery Communications LLC, 3.70%, 6/01/15		480	506,070
Gray Television, Inc., 10.50%, 6/29/15		1,055	1,120,938
Interactive Data Corp., 10.25%, 8/01/18 (a)		1,480	1,646,500
NBC Universal, Inc. (a):
5.15%, 4/30/20		1,983	2,109,593
4.38%, 4/01/21		1,015	1,008,938
The New York Times Co., 6.63%, 12/15/16		1,800	1,851,750
News America Holdings, Inc., 8.45%, 8/01/34		1,315	1,655,327
News America, Inc.:
4.50%, 2/15/21 (a)		840	848,891
7.63%, 11/30/28		385	464,212
6.15%, 2/15/41 (a)		1,465	1,502,793
Rainbow National Services LLC, 10.38%, 9/01/14 (a)		943	978,363
TCI Communications, Inc., 7.88%, 2/15/26		610	783,527
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,080,232
5.88%, 11/15/40		465	459,145
Time Warner, Inc.:
4.70%, 1/15/21		350	357,319

BLACKROCK CORE BOND TRUST	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner, Inc. (concluded):
6.10%, 7/15/40	USD	215	$221,356
UPC Germany GmbH, 8.13%, 12/01/17 (a)		2,600	2,762,500
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	578,156
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,135	1,641,545
			37,593,100
Metals & Mining — 2.6%
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20	USD	320	329,182
Barrick Gold Corp., 2.90%, 5/30/16 (a)(g)		1,380	1,383,831
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		240	245,054
4.88%, 4/01/21		690	704,266
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	249,027
Drummond Co., Inc.:
9.00%, 10/15/14 (a)		33	34,650
7.38%, 2/15/16		375	383,437
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,321,734
New World Resources NV, 7.88%, 5/01/18	EUR	215	323,330
Novelis, Inc., 8.75%, 12/15/20 (c)	USD	4,380	4,839,900
			9,814,411
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,164,739
6.38%, 9/15/17		829	952,813
Arch Coal, Inc., 7.25%, 10/01/20		1,130	1,192,150
BP Capital Markets Plc:
3.13%, 3/10/12		1,270	1,293,684
3.13%, 10/01/15		330	337,983
Bill Barrett Corp., 9.88%, 7/15/16		75	85,125
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,104,298
Chesapeake Energy Corp., 6.63%, 8/15/20		481	505,651
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	591,946
Crosstex Energy LP, 8.88%, 2/15/18		130	141,050
Devon Energy Corp., 7.95%, 4/15/32		625	843,207
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		240	275,576
EnCana Corp.:
6.50%, 8/15/34		670	749,958
6.63%, 8/15/37		700	802,563
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (a)		580	624,950

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Enterprise Products Operating LLC:
5.20%, 9/01/20	USD	695	$741,707
6.13%, 10/15/39		700	732,419
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	534,900
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20		1,195	1,275,222
6.55%, 9/15/40		110	119,573
6.38%, 3/01/41		150	159,479
Marathon Petroluem Corp., 6.50%, 3/01/41 (a)		997	1,069,931
MidAmerican Energy Co., 5.80%, 10/15/36		700	752,968
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	862,652
6.50%, 9/15/37		1,900	2,195,572
Nexen, Inc., 7.50%, 7/30/39		1,000	1,171,082
Niska Gas Storage US LLC, 8.88%, 3/15/18		1,000	1,075,000
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,371,008
5.88%, 3/01/18		75	81,181
5.75%, 1/20/20		1,725	1,829,566
Petroleos Mexicanos, 6.50%, 6/02/41 (a)(g)		290	291,682
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		804	815,840
6.85%, 7/15/18		206	233,755
Valero Energy Corp.:
6.13%, 2/01/20		250	279,418
6.63%, 6/15/37		157	167,894
Western Gas Partners LP, 5.38%, 6/01/21		710	734,126
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	207,936
			28,368,604
Paper & Forest Products — 0.7%
Boise Paper Holdings LLC:
9.00%, 11/01/17		185	206,044
8.00%, 4/01/20		210	226,800
Clearwater Paper Corp., 10.63%, 6/15/16		620	702,150
International Paper Co., 5.30%, 4/01/15		42	46,487
NewPage Corp., 11.38%, 12/31/14		900	868,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		670	726,950
			2,776,931
Pharmaceuticals — 1.3%
Merck & Co., Inc., 6.55%, 9/15/37 (c)		1,125	1,356,633
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,609,408
Wyeth (c):
6.00%, 2/15/36		675	751,577

BLACKROCK CORE BOND TRUST	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Wyeth (concluded):
5.95%, 4/01/37	USD	925	$1,022,903
			4,740,521
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	274,133
Real Estate Management & Development — 0.3%
Realogy Corp., 7.88%, 2/15/19 (a)		729	732,645
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	304,390
			1,037,035
Road & Rail — 1.0%
Avis Budget Car Rental LLC, 9.63%, 3/15/18		715	784,712
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	996,894
CSX Corp., 4.25%, 6/01/21		400	400,640
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		490	510,825
The Hertz Corp., 7.38%, 1/15/21 (a)		947	980,145
			3,673,216
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)		390	398,775
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)		895	921,036
Thrifts & Mortgage Finance — 1.0%
Northern Rock Plc, 5.63%, 6/22/17 (a)		290	308,912
The PMI Group Inc., 6.00%, 9/15/16		1,400	945,000
Radian Group, Inc.:
5.63%, 2/15/13		1,400	1,351,000
5.38%, 6/15/15		1,400	1,179,500
			3,784,412
Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		640	672,767
Wireless Telecommunication Services — 2.5%
Clearwire Communications LLC, 12.00%, 12/01/15 (a)		110	120,313
Cricket Communications, Inc., 10.00%, 7/15/15		35	38,106
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,420	1,561,936
Digicel Group Ltd. (a):
9.13%, 1/15/15		560	578,200
8.25%, 9/01/17		150	157,500

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)	USD	1,050	$1,052,625
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		600	645,750
6.63%, 11/15/20		960	957,600
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,461,606
Sprint Capital Corp., 6.88%, 11/15/28		745	722,650
Vodafone Group Plc, 4.15%, 6/10/14 (c)		2,050	2,206,946
			9,503,232
Total Corporate Bonds – 81.2%			302,651,744

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	102,857
Italy Government International Bond, 5.38%, 6/15/33	USD	455	470,457
Japan Finance Corp., 2.00%, 6/24/11 (c)		860	860,776
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		660	670,111
Mexico Government International Bond, 5.63%, 1/15/17		370	415,880
United Mexican States, Series A, 5.13%, 1/15/20		215	231,125
Total Foreign Agency Obligations – 0.7%			2,751,206

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.5%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	814,400
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.39%, 11/25/34		465	425,704
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,573	1,372,909
Series 2006-0A19, Class A1, 0.43%, 2/20/47		0.00	0.00
Series 2006-0A21, Class A1, 0.39%, 3/20/47 (b)		854	478,507
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		794	598,205

BLACKROCK CORE BOND TRUST	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (concluded):
Series 2007-HY4, Class 4A1, 5.50%, 6/25/47 (b)	USD	968	$693,711
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.41%, 4/25/46		355	205,964
Series 2007-10, Class A22, 6.00%, 7/25/37		753	626,725
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.82%, 6/15/38 (b)		1,000	1,057,110
Series 2007-1, Class 5A14, 6.00%, 2/25/37		566	482,619
Series 2010-RR2, Class 2A, 5.80%, 9/15/39 (a)(b)		1,010	1,098,139
Series 2011-2R, Class 2A1, 4.15%, 7/27/36 (a)(b)		1,601	1,608,051
Series 2011-4R, Class 1A1, 6.25%, 9/27/37 (a)		849	756,255
Series 2011-4R, Class 2A1, 5.03%, 8/27/37 (a)(b)		1,054	959,521
CS First Boston Mortgage Securities Corp., Series 2005- 12, Class 6A1, 6.00%, 1/25/36		948	703,445
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.41%, 2/25/47 (b)		276	183,338
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (b)		1,890	1,923,642
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.11%, 6/19/35 (b)		1,480	1,433,872
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		786	667,955
Series 2006-AR1, Class 2A1, 2.81%, 1/25/36 (b)		709	584,423
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		877	834,250
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.39%, 12/25/36 (b)		705	515,459
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,074	928,923
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12, 6.50%, 8/25/36		604	578,878
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		600	512,949

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.79%, 5/25/36 (b)	USD	734	$541,755
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		509	422,276
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,547	1,465,564
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-9, Class 1A29, 6.00%, 8/25/36		560	558,239
Series 2006-3, Class A9, 5.50%, 3/25/36		416	421,296
Series 2007-8, Class 2A9, 6.00%, 7/25/37		484	475,227
Series 2007-10, Class 1A21, 6.00%, 7/25/37		164	163,076
			24,092,387
Commercial Mortgage-Backed Securities — 14.0%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class A4, 5.63%, 7/10/46		420	462,851
Series 2006-4, Class AM, 5.68%, 7/10/46		250	258,629
Series 2007-1, Class A4, 5.45%, 1/15/49		1,380	1,492,762
Series 2007-2, Class A4, 5.65%, 4/10/49 (b)		750	814,514
Bear Stearns Commercial Mortgage Securities:
Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	863,237
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)		870	960,577
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.09%, 12/10/49 (b)		1,370	1,525,841
Commercial Mortgage Pass-Through Certificates (b):
Series 2004-LB3A, Class A3, 5.09%, 7/10/37		502	501,211
Series 2006-C7, Class AM, 5.78%, 6/10/46		1,750	1,836,788
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,755,902
CS First Boston Mortgage Securities Corp., Series 2005- C3, Class AJ, 4.77%, 7/15/37		705	670,450

BLACKROCK CORE BOND TRUST	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust (a):
Class A, 2.95%, 11/05/27	USD	2,382	$2,396,325
Class D, 5.50%, 11/05/27		550	574,977
Series 2010-ESHA, Class B, 4.22%, 11/05/27		2,000	2,064,928
Series 2010-ESHA, Class C, 4.86%, 11/05/27		1,005	1,049,364
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3, 6.42%, 8/15/33		0.00	0.00
Series 2001-C4, Class A2, 6.22%, 12/12/33		1,793	1,804,437
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,441,761
GS Mortgage Securities Corp. II (b):
Series 2006-GG6, Class AM, 5.62%, 4/10/38		190	195,329
Series 2010-C2, Class C, 5.23%, 12/10/43 (a)		900	902,945
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		895	897,444
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,340	2,429,213
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,180	2,192,603
Series 2006-CB14, Class AM, 5.44%, 12/12/44 (b)		330	336,498
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	673,437
Series 2007-CB19, Class A4, 5.74%, 2/12/49 (b)		640	705,136
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,448,249
Series 2007-C6, Class A4, 5.86%, 7/15/40		1,761	1,907,762
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,612,511
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A3, 4.47%, 10/12/41 (b)		4,200	4,225,883
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		1,000	1,068,134
Series 2005-T17, Class A4, 4.52%, 12/13/41		2,301	2,319,113
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.20%, 10/15/44 (b)		6	5,531

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust (concluded):
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	7,253	$7,297,333
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,185	2,399,957

			52,091,632
Total Non-Agency Mortgage-Backed Securities – 20.5%			76,184,019

Other Interests (i)	Beneficial Interest (000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		2	191
Total Other Interests – 0.0%			191

Preferred Securities

Capital Trust	Par (000)
Capital Markets — 0.3%
Credit Suisse Guernsey Ltd., 5.86% (b)(f)		1,004	976,390
UBS Preferred Funding Trust V, 6.24% (b)(f)		80	80,600
			1,056,990
Commercial Banks — 0.5%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52%, (a)(b)(f)		1,350	1,292,625
Barclays Bank Plc, 5.93%, (a)(b)(f)		100	95,500
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		295	292,787
SunTrust Capital VIII, 6.10%, 12/15/36 (b)		55	54,450
Wachovia Capital Trust III, 5.57%, (b)(f)		55	50,903
			1,786,265
Consumer Finance — 0.0%
State Street Capital Trust IV, 1.31% (b)		70	59,138

BLACKROCK CORE BOND TRUST	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)
Insurance — 0.7%
Lincoln National Corp., 6.05%, 4/20/67	USD	675	$661,500
Allstate Corp., 6.50%		1,950	1,993,875
			2,655,375
Total Capital Trusts – 1.5%			5,557,768

Preferred Stocks	Shares
Automobiles — 0.3%
General Motors Co., 4.75%	17,800	891,780
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(j)	12,033	102,280
Total Preferred Stocks – 0.3%		994,060
Total Preferred Securities – 1.8%		6,551,828

Taxable Municipal Bonds	Par (000)
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	USD	250	266,978
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,021,449
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,382,839
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	780,581
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.72%, 6/15/42		700	755,048
Build America Bonds, 5.38%, 6/15/43		385	408,127
Second General Resolution, Series EE, 5.50%, 6/15/43		465	499,238
New York State Dormitory Authority, Build America Bonds:
5.60%, 3/15/40		950	982,215
5.63%, 3/15/39		550	577,682
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	429,983

Taxable Municipal Bonds	Par (000)		Value
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15	USD	2,300	$2,520,869
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	433,283
Total Taxable Municipal Bonds – 2.7%			10,058,292

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
6.03%, 10/09/19 (k)		7,055	4,964,667
5.63%, 7/15/37		775	896,141
Federal Home Loan Banks:
5.25%, 12/09/22		675	771,057
5.37%, 9/09/24		1,075	1,229,213
Federal Home Loan Mortgage Corp., 3.53%, 9/30/19		820	832,935
Resolution Funding Corp.:
6.30%, 7/15/18 (k)		525	429,077
6.30%, 10/15/18 (k)		525	423,761
Tennessee Valley Authority, 5.25%, 9/15/39		2,355	2,572,357
			12,119,208
Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		947	1,018,911
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		762	825,962
			1,844,873
Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp., 2.13%, 12/21/12 (c)		515	528,870
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		468	21,282
Series 2611, Class QI, 5.50%, 9/15/32		2,221	300,405
			321,687
Mortgage-Backed Securities — 15.3%
Fannie Mae, MBS, 5.00% (l)		700	750,532
Fannie Mae Mortgage-Backed Securities:
4.00%, 12/01/41 (l)		20,200	20,485,526

BLACKROCK CORE BOND TRUST	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
4.50%, 12/31/41 (l)	USD	21,300	$22,125,375
5.00%, 12/01/41 (l)		3,200	3,406,000
5.50%, 12/01/41 (l)		5,900	6,396,106
6.00%, 8/01/29 - 4/01/35		2,162	2,402,001
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/31/41 (l)		100	103,750
5.00%, 12/01/41 (l)		100	106,312
6.00%, 2/01/13 - 12/01/18		924	1,008,531
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		139	154,421
			56,938,554
Total U.S. Government Sponsored Agency Securities – 19.3%			71,753,192

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 8/15/21		1,550	2,245,079
6.25%, 8/15/23		5,720	7,362,715
3.50%, 2/15/39		330	291,535
4.38%, 5/15/40		6,375	6,545,340
3.88%, 8/15/40		2,560	2,409,201
4.25%, 11/15/40		6,385	6,412,934
4.75%, 2/15/41		10,800	11,790,565
4.38%, 5/15/41		4,095	4,203,149
U.S. Treasury Notes:
0.63%, 1/31/13		200	200,867
0.50%, 5/31/13		10,485	10,492,371
1.00%, 5/15/14		1,105	1,112,249
2.25%, 3/31/16		750	772,500
2.00%, 4/30/16		5,865	5,961,655
1.75%, 5/31/16		10,510	10,541,215
2.38%, 5/31/18		2,540	2,539,594
2.63%, 8/15/20		1,105	1,077,116
3.13%, 5/15/21		16,045	16,147,848
4.25%, 5/15/39		6,045	6,094,116
Total U.S. Treasury Obligations – 25.8%			96,200,049

Warrants (m)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (a)		13,751	114,903
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 12/30/11)		90	1

Warrants (m)	Value
Total Warrants – 0.0%	$114,904
Total Long-Term Investments (Cost – $574,222,715) – 159.4%	593,902,873

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)	38,299	38,299
Total Short-Term Securities (Cost – $38,299) – 0.0%		38,299

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%

10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	54	112,219
Exchange-Traded Put Options — 0.1%
5-Year U.S. Treasury Note, Strike Price USD 116.00, Expires 8/26/11	69	10,781
5-Year U.S. Treasury Note, Strike Price USD 117.00, Expires 8/26/11	102	28,688
10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	54	52,312
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11	790	11,850
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.50, Expires 9/16/11	555	18,038
		121,669

	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
JPY Call Option, Strike Price USD 84.00, Expires 6/27/11, Broker Morgan Stanley Capital Services	5,460	11,084
JPY Call Option, Strike Price USD 84.00, Expires 6/27/11, Broker UBS AG	2,730	5,542
JPY Call Option, Strike Price USD 86.00, Expires 6/27/11, Broker Citibank NA	8,190	3,194
JPY Call Option, Strike Price USD 86.00, Expires 8/24/11, Broker BNP Paribas SA	21,700	86,366
		106,186

BLACKROCK CORE BOND TRUST	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value
Over-the-Counter Call Swaptions — 1.2%
Receive a fixed rate of 3.00% and pay a floating rate based on 3- month LIBOR, Expires 9/02/11, Broker UBS AG	USD	5,000	$33,913
Receive a fixed rate of 3.12% and pay a floating rate based on 3- month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	38,736
Receive a fixed rate of 3.54% and pay a floating rate based on 3- month LIBOR, Expires 12/01/11, Broker Citibank NA		6,500	202,984
Receive a fixed rate of 3.63% and pay a floating rate based on 3- month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		3,200	116,737
Receive a fixed rate of 3.99% and pay a floating rate based on 3- month LIBOR, Expires 1/12/12, Broker UBS AG		1,700	98,536
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	131,986
Receive a fixed rate of 4.29% and pay a floating rate based on 3- month LIBOR, Expires 2/06/12, Broker UBS AG		2,100	163,905
Receive a fixed rate of 4.33% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		2,100	169,923
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Bank of America NA		3,200	193,673
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		2,600	157,773
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 4/30/12, Broker Citibank NA		2,500	122,577
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/02/12, Broker Credit Suisse International		3,800	178,817
Receive a fixed rate of 3.84% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		5,000	228,765

	Notional
	Amount
Options Purchased	(000)		Value
Over-the-Counter Call Swaptions (continued)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker BNM	USD	3,300	$154,574
Receive a fixed rate of 3.80% and pay a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker BNM		3,200	140,400
Receive a fixed rate of 4.39% and pay a floating rate based on 3- month LIBOR, Expires 5/08/12, Broker Citibank NA		2,400	192,201
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/10/12, Broker Citibank NA		4,100	177,605
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	198,826
Receive a fixed rate of 3.70% and pay a floating rate based on 3- month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,800	182,148
Receive a fixed rate of 3.30% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	89,916
Receive a fixed rate of 3.46% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	151,711
Receive a fixed rate of 4.25% and pay a floating rate based on 3- month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.		2,100	129,924
Receive a fixed rate of 3.81% and pay a floating rate based on 3- month LIBOR, Expires 9/17/13, Broker Citibank NA		1,500	57,567
Receive a fixed rate of 3.88% and pay a floating rate based on 3- month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		2,000	81,684
Receive a fixed rate of 4.49% and pay a floating rate based on 3- month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	37,565
Receive a fixed rate of 5.20% and pay a floating rate based on 3- month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	843,133

BLACKROCK CORE BOND TRUST	MAY 31, 2011	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value
Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 4.88% and pay a floating rate based on 3- month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc	USD	1,700	$122,152
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		1,800	121,328
			4,519,059
Over-the-Counter Put Options — 0.2%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11		2,200	29,349
EUR Put Option, Strike Price USD 1.44, Expires 8/05/11		16,200	534,110
			563,459
Over-the-Counter Put Swaptions — 0.9%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/18/11, Broker Bank of America NA		5,600	11,167
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker BNP Paribas SA		18,200	31,027
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		12,200	20,799
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	102,491
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		6,500	122,031
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		3,200	50,724
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		1,700	18,655
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	17,815

	Notional
	Amount
Options Purchased	(000)		Value
Over-the-Counter Put Swaptions (continued)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	4,500	$3,202
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		2,100	16,154
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		2,100	15,163
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/2012, Broker Bank of America NA		3,200	49,426
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		2,600	40,013
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank NA		2,500	57,126
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		3,800	91,512
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		5,000	124,827
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker BNM		3,300	80,321
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker BNM		3,200	83,764
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		2,400	29,134
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank NA		4,100	111,040
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	123,548

BLACKROCK CORE BOND TRUST	MAY 31, 2011	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	USD	4,700	$231,646
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	135,032
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,800	184,759
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	260,112
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	313,963
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.		2,100	69,613
Pay a fixed rate of 3.81% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank NA		1,500	102,223
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		2,000	134,981
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	33,213
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	435,154
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		1,700	111,584
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		1,800	124,744
			3,336,963
Total Options Purchased (Cost – $10,202,361) – 2.4%			8,759,555

			Value
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $584,463,374) – 161.8%			$602,700,727

TBA Sale Commitments	Par (000)
Fannie Mae, Mortgage-Backed Securities, 6.00%, 12/01/99 (l)	USD	8,500	(9,348,674)
Government National Mortgage Association, Mortgage-Backed Securities, 5.50%, 12/15/99 (l)		100	(110,109)
U.S. Treasury Note, 2.25%, 3/31/16		750	(772,500)
Total TBA Sale Commitments – (2.7)%			(10,231,283)

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11		33	(94,875)
Exchange-Traded Put Options — (0.0)%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11		33	(67,031)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11		790	(1,975)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/16/11		555	(4,163)
			(73,169)

	Notional
	Amount
Options Written	(000)
Over-the-Counter Call Options — (0.0)%
USD Call Option, Strike Price USD 84.00, Expires 6/27/11, Broker Citibank NA		8,190	(16,626)
USD Call Option, Strike Price USD 86.00, Expires 6/27/11, Broker Deutsche Bank AG		8,190	(3,194)
			(19,820)

BLACKROCK CORE BOND TRUST	MAY 31, 2011	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — (2.1)%
Pay a fixed rate of 4.49% and receive a floating rate based on 3- month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	USD	4,000	$(391,442)
Pay a fixed rate of 3.82% and receive a floating rate based on 3- month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		3,200	(153,514)
Pay a fixed rate of 3.83% and receive a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		2,300	(111,232)
Pay a fixed rate of 3.85% and receive a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG		1,200	(60,218)
Pay a fixed rate of 3.95% and receive a floating rate based on 3- month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		3,500	(198,270)
Pay a fixed rate of 4.00% and receive a floating rate based on 3- month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		3,200	(188,780)
Pay a fixed rate of 4.02% and receive a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		2,700	(159,073)
Pay a fixed rate of 4.02% and receive a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker UBS AG		3,600	(213,288)
Pay a fixed rate of 2.08% and receive a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,300	(181,958)
Pay a fixed rate of 3.90% and receive a floating rate based on 3- month LIBOR, Expires 3/19/12, Broker UBS AG		5,500	(276,575)
Pay a fixed rate of 4.02% and receive a floating rate based on 3- month LIBOR, Expires 3/26/12, Broker UBS AG		2,400	(137,555)
Pay a fixed rate of 4.03% and receive a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker Citibank NA		4,800	(276,553)
Pay a fixed rate of 3.95% and receive a floating rate based on 3- month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		1,900	(99,346)
Pay a fixed rate of 3.98% and receive a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA		1,800	(97,270)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (continued)
Pay a fixed rate of 3.98% and receive a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	USD	4,300	$(232,367)
Pay a fixed rate of 3.98% and receive a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Bank of America NA		2,500	(136,212)
Pay a fixed rate of 3.93% and receive a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		7,500	(382,033)
Pay a fixed rate of 3.93% and receive a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker UBS AG		6,200	(315,814)
Pay a fixed rate of 3.72% and receive a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		1,800	(71,263)
Pay a fixed rate of 3.75% and receive a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		2,500	(101,471)
Pay a fixed rate of 3.79% and receive a floating rate based on 3- month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,300	(56,309)
Pay a fixed rate of 4.14% and receive a floating rate based on 3- month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,700	(230,379)
Pay a fixed rate of 4.05% and receive a floating rate based on 3- month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(199,418)
Pay a fixed rate of 3.83% and receive a floating rate based on 3- month LIBOR, Expires 7/30/12, Broker Citibank NA		1,200	(52,973)
Pay a fixed rate of 3.77% and receive a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(130,972)
Pay a fixed rate of 3.86% and receive a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		4,600	(199,307)
Pay a fixed rate of 4.03% and receive a floating rate based on 3- month LIBOR, Expires 12/06/12, Broker UBS AG		2,000	(102,714)
Pay a fixed rate of 4.52% and receive a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG		2,200	(165,475)

BLACKROCK CORE BOND TRUST	MAY 31, 2011	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.90% and receive a floating rate based on 3- month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	USD	4,800	$(470,556)
Pay a fixed rate of 4.92% and receive a floating rate based on 3- month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,000	(697,169)
Pay a fixed rate of 5.00% and receive a floating rate based on 3- month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,100	(624,547)
Pay a fixed rate of 4.32% and receive a floating rate based on 3- month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(30,953)
Pay a fixed rate of 4.07% and receive a floating rate based on 3- month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(84,521)
Pay a fixed rate of 4.06% and receive a floating rate based on 3- month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(127,871)
Pay a fixed rate of 4.06% and receive a floating rate based on 3- month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(137,922)
Pay a fixed rate of 5.08% and receive a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Bank of America NA		3,500	(332,655)
Pay a fixed rate of 4.84% and receive a floating rate based on 3- month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,500	(189,401)
Pay a fixed rate of 4.89% and receive a floating rate based on 3- month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		2,900	(226,422)
			(7,843,798)
Over-the-Counter Put Options — (0.1)%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11, Broker Citibank NA	EUR	2,200	(29,349)
EUR Put Option, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		16,200	(283,258)
			(312,607)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions — (0.9)%
Receive a fixed rate of 4.10% and pay a floating rate based on 3- month LIBOR, Expires 11/14/11, Broker UBS AG	USD	5,500	$(26,660)
Receive a fixed rate of 4.49% and pay a floating rate based on 3- month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		4,000	(10,259)
Receive a fixed rate of 3.82% and pay a floating rate based on 3- month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		3,200	(36,947)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		2,300	(26,936)
Receive a fixed rate of 3.85% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG		1,200	(13,317)
Receive a fixed rate of 3.95% and pay a floating rate based on 3- month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		3,500	(32,388)
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		3,200	(32,630)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		2,700	(32,700)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker UBS AG		3,600	(43,235)
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,300	(12,980)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 3/19/12, Broker UBS AG		5,500	(103,106)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 3/26/12, Broker UBS AG		2,400	(39,286)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker Citibank NA		4,800	(85,470)
Receive a fixed rate of 3.95% and pay a floating rate based on 3- month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		1,900	(38,700)

BLACKROCK CORE BOND TRUST	MAY 31, 2011	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA	USD	1,800	$(35,352)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		4,300	(84,453)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Bank of America NA		2,500	(48,607)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		2,700	(142,921)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		2,700	(54,933)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		7,500	(162,475)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker UBS AG		6,200	(134,312)
Receive a fixed rate of 3.72% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		1,800	(53,917)
Receive a fixed rate of 3.75% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		2,500	(73,099)
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,300	(36,456)
Receive a fixed rate of 4.14% and pay a floating rate based on 3- month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,700	(74,579)
Receive a fixed rate of 4.05% and pay a floating rate based on 3- month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(79,250)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 7/30/12, Broker Citibank NA		1,200	(39,830)
Receive a fixed rate of 3.77% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(151,523)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	USD	4,600	$(196,114)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 12/06/12, Broker UBS AG		2,000	(74,706)
Receive a fixed rate of 4.52% and pay a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG		2,200	(63,537)
Receive a fixed rate of 4.90% and pay a floating rate based on 3- month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(99,232)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,000	(141,857)
Receive a fixed rate of 5.00% and pay a floating rate based on 3- month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,100	(129,762)
Receive a fixed rate of 4.32% and pay a floating rate based on 3- month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(20,332)
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(88,696)
Receive a fixed rate of 5.08% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Bank of America NA		3,500	(117,093)
Receive a fixed rate of 5.09% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		3,800	(363,313)
Receive a fixed rate of 5.09% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		3,800	(126,242)
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,500	(130,667)
Receive a fixed rate of 4.89% and pay a floating rate based on 3- month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		2,900	(147,286)
			(3,405,158)
Total Options Written (Premiums Received – $12,771,953) – (3.2)%			(11,749,427)

BLACKROCK CORE BOND TRUST	MAY 31, 2011	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written – 155.9%	$580,720,017
Liabilities in Excess of Other Assets – (55.9)%	(208,174,306)
Net Assets – 100.0%	$372,545,711

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$585,018,660
Gross unrealized appreciation	$28,277,020
Gross unrealized depreciation	(10,594,953)
Net unrealized appreciation	$17,682,067

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
RBC Capital Markets	$1,383,831	$5,045
Bank of America NA	$448,650	$(1,750)
Goldman Sachs & Co.	$291,682	$3,764

(h)	Convertible security.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Non-income producing security.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
CitiGroup Global Markets, Inc.	$3,719,025	$50,112
Credit Suisse Securities LLC	$106,313	$1,234
Deutsche Bank Securities, Inc.	$9,905,420	$111,453
Goldman Sachs & Co.	$4,376,077	$27,983
JPMorgan Securities Ltd.	$18,184,650	$50,112
Nomura Securities International, Inc.	$16,213,199	$98,105
UBS Securities	$750,532	$3,719

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	506,274	(467,975)	38,299	$99

(o)	Represents the current yield as of report date.

BLACKROCK CORE BOND TRUST	MAY 31, 2011	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Bank of America NA	0.11%	3/31/11	12/09/22	$772,035	$772,031
Credit Suisse Securities (USA), Inc.	0.10%	3/31/11	9/15/39	1,382,671	1,382,100
Bank of America NA	0.11%	4/01/11	9/30/19	813,045	812,825
Credit Suisse Securities (USA), Inc.	0.10%	4/01/11	9/15/39	1,017,810	1,017,500
Barclay’s Capital, Inc.	0.07%	4/27/11	9/09/24	1,204,082	1,204,000
Barclay’s Capital, Inc.	0.07%	4/27/11	10/09/19	1,848,387	3,848,125
Barclay’s Capital, Inc.	0.04%	4/27/11	8/15/23	7,221,781	7,221,500
Credit Suisse Securities (USA), LLC	0.04%	4/27/11	8/15/21	2,210,774	2,210,688
Barclay’s Capital, Inc.	0.35%	5/03/11	6/10/14	816,886	816,656
Barclay’s Capital, Inc.	0.05%	5/03/11	5/15/39	2,120,085	2,120,000
Barclay’s Capital, Inc.	0.35%	5/03/11	6/26/17	1,044,107	1,043,813
Deutsche Bank Securities, Inc.	0.45%	5/03/11	2/15/38	2,242,688	2,241,875
Deutsche Bank Securities, Inc.	0.45%	5/03/11	1/11/13	2,488,640	2,487,738
Deutsche Bank Securities, Inc.	0.38%	5/04/11	11/01/18	2,786,923	2,786,100
Credit Suisse Securities (USA), Inc.	0.40%	5/05/11	11/25/39	3,093,684	3,092,756
UBS Securities LLC	0.35%	5/05/11	1/20/15	3,417,335	3,416,438
Bank of America NA	0.05%	5/06/11	5/15/40	6,550,550	6,550,313
Bank of America NA	0.05%	5/06/11	5/15/39	3,959,487	3,959,344
UBS Securities LLC	0.38%	5/06/11	5/14/13	1,857,435	1,856,925
UBS Securities LLC	0.40%	5/06/11	6/10/14	2,122,363	2,121,750
UBS Securities LLC	0.38%	5/06/11	9/15/15	2,326,750	2,326,112
Deutsche Bank Securities, Inc.	0.38%	5/09/11	12/15/15	7,605,046	7,603,200
Deutsche Bank Securities, Inc.	0.40%	5/09/11	4/23/19	2,180,557	2,180,000
Deutsche Bank Securities, Inc.	0.40%	5/09/11	11/25/14	1,925,817	1,925,325
Deutsche Bank Securities, Inc.	0.38%	5/09/11	1/15/19	3,673,642	3,672,750
Deutsche Bank Securities, Inc.	0.40%	5/09/11	3/01/39	1,428,365	1,428,000
Deutsche Bank Securities, Inc.	0.40%	5/09/11	5/15/37	2,110,539	2,110,000
Deutsche Bank Securities, Inc.	0.38%	5/09/11	8/28/17	2,084,906	2,084,400
Deutsche Bank Securities, Inc.	0.38%	5/09/11	2/07/16	3,052,461	3,051,720
Deutsche Bank Securities, Inc.	0.38%	5/09/11	8/01/14	3,614,252	3,613,375
BNP Paribas	0.13%	5/12/11	6/13/11	2,316,037	2,315,870
Deutsche Bank Securities, Inc.	0.38%	5/16/11	10/01/17	2,836,629	2,836,150
Credit Suisse Securities (USA), Inc.	0.40%	5/18/11	9/30/14	1,057,696	1,057,531
Deutsche Bank Securities, Inc.	0.10%	5/18/11	11/15/40	6,370,366	6,370,035
Deutsche Bank Securities, Inc.	0.40%	5/19/11	1/27/40	1,372,198	1,372,000
Deutsche Bank Securities, Inc.	0.40%	5/19/11	9/15/37	2,676,136	2,675,750
Deutsche Bank Securities, Inc.	0.40%	5/19/11	9/01/37	1,302,188	1,302,000
Deutsche Bank Securities, Inc.	0.40%	5/19/11	8/15/37	2,071,299	2,071,000
Credit Suisse Securities (USA), Inc.	0.37%	5/26/11	6/15/11	9,988,116	9,987,500
Credit Suisse Securities (USA), Inc.	0.33%	5/27/11	6/15/11	7,035,322	7,035,000
Barclay’s Capital, Inc.	0.35%	5/31/11	2/15/38	1,439,494	1,439,480
BNP Paribas	0.21%	5/31/11	6/01/11	14,639,298	14,639,213
BNP Paribas	0.11%	5/31/11	6/01/11	10,485,032	10,485,000
Credit Suisse Securities (USA), Inc.	0.15%	5/31/11	6/01/11	11,745,049	11,745,000
Credit Suisse Securities (USA), LLC	0.12%	5/31/11	6/01/11	290,726	290,725
Deutsche Bank Securities, Inc.	0.15%	5/31/11	6/01/11	4,690,020	4,690,000
Deutsche Bank Securities, Inc.	0.06%	5/31/11	6/01/11	1,110,527	1,110,525

BLACKROCK CORE BOND TRUST	MAY 31, 2011	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Deutsche Bank Securities, Inc.	0.10%	5/31/11	6/01/11	10,510,029	10,510,000
Total				$170,909,265	$172,890,138

•	Financial futures contracts purchased as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
331	30-Year U.S Treasury Bond	Chicago Board of Trade	September 2011	$41,204,403	$118,878
16	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	1,904,330	1,920
16	Euro-Bund Future	Eurex	June 2011	2,806,138	69,662
4	Euro-Bund Future	Eurex	June 2011	710,840	8,917
41	Euro-Dollar Future	Chicago Mercantile	June 2012	10,177,413	6,987
8	USD Index Currency	Chicago Board of Trade	June 2011	605,310	(7,742)
Total					$198,622

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
2	10-Year Japan Government Bond	Tokyo Stock Exchange	June 2011	$3,441,255	$961
1	AUD-Dollar Future	Sydney Futures Exchange	June 2011	105,829	(631)
9	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	1,113,241	(3,041)
48	10-Year U.S Treasury Bond	Chicago Board of Trade	September 2011	6,170,099	(24,901)
579	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	70,601,874	(388,954)
229	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	50,124,729	(69,209)
59	Euro-Dollar Future	Chicago Mercantile	December 2011	14,589,078	(101,923)
41	Euro-Dollar Future	Chicago Mercantile	June 2013	10,070,587	(15,413)
Total					$(603,111)

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,777,050	USD	1,124,786	Goldman Sachs Capital Markets LP	6/02/11	$1,533
BRL	2,406,480	USD	1,523,185	HSBC Bank USA	6/02/11	2,076
BRL	884,400	USD	559,782	JPMorgan Chase Bank	6/02/11	763
BRL	1,186,798	USD	751,185	JPMorgan Chase Bank	6/02/11	1,024
BRL	885,225	USD	560,304	Royal Bank of Scotland Plc	6/02/11	764
BRL	6,932,300	USD	4,410,000	UBS AG	6/02/11	(16,212)
USD	1,100,000	BRL	1,777,050	Goldman Sachs Capital Markets LP	6/02/11	(26,319)
USD	1,480,000	BRL	2,406,480	HSBC Bank USA	6/02/11	(45,261)
USD	730,000	BRL	1,186,798	JPMorgan Securities Inc.	6/02/11	(22,209)
USD	550,000	BRL	884,400	JPMorgan Securities Inc.	6/02/11	(10,545)
USD	550,000	BRL	885,225	Royal Bank of Scotland Plc	6/02/11	(11,068)
USD	4,387,809	BRL	6,932,300	UBS AG	6/02/11	(5,979)
AUD	1,040,000	USD	1,101,408	Deutsche Bank AG London	6/14/11	7,357
USD	552,638	AUD	525,000	Citibank NA	6/14/11	(7,075)
USD	553,676	AUD	525,000	Goldman Sachs Capital Markets LP	6/14/11	(6,038)
USD	1,115,014	AUD	1,040,000	UBS AG	6/14/11	6,249
JPY	53,818,057	USD	655,500	BNP Paribas SA	6/16/11	4,795
JPY	66,125,877	USD	804,500	UBS AG	6/16/11	6,799
USD	370,000	JPY	29,882,162	Deutsche Bank AG London	6/16/11	3,375

BLACKROCK CORE BOND TRUST	MAY 31, 2011	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

USD	1,090,000	JPY	88,052,925	Royal Bank of Scotland Plc	6/16/11	9,677
CNY	23,485,280	USD	3,640,000	Deutsche Bank AG London	6/27/11	(11,194)
JPY	147,383,600	USD	1,820,000	BNP Paribas SA	6/29/11	(11,669)
JPY	75,279,150	USD	900,000	Citibank NA	6/29/11	23,642
USD	450,000	JPY	37,396,800	Citibank NA	6/29/11	(8,842)
USD	900,000	JPY	73,331,100	Citibank NA	6/29/11	260
USD	3,600,000	JPY	307,476,000	Royal Bank of Scotland Plc	6/29/11	(172,594)
USD	8,466,843	EUR	5,824,500	UBS AG	7/27/11	96,204
EUR	1,320,000	USD	1,887,001	Deutsche Bank AG London	8/09/11	9,350
EUR	1,570,000	USD	2,218,454	Deutsche Bank AG London	8/09/11	37,054
EUR	820,000	USD	1,165,100	Goldman Sachs Capital Markets LP	8/09/11	12,936
USD	1,115,711	EUR	790,000	Deutsche Bank AG London	8/09/11	(19,226)
USD	1,162,569	EUR	820,000	Deutsche Bank AG London	8/09/11	(15,467)
USD	1,099,812	EUR	780,000	Royal Bank of Scotland Plc	8/09/11	(20,758)
Total						$(186,598)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$1,400	$13,963
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	86,252
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$468	(1,639)
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$1,171	(1,657)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$1,400	230,326
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$1,800	29,514
Total					$356,759

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$1,150	$878

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of May 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$990	$(7,790)
Dow Jones CDX Emerging Markets Series 15	5.00%	Credit Suisse International	12/20/15	$5,000	(1,303)
Total					$(9,093)

BLACKROCK CORE BOND TRUST	MAY 31, 2011	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of May 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.27% (a)	3-month LIBOR	Citibank NA	4/19/16	$400	(8,952)
2.20% (b)	3-month LIBOR	Bank of America NA	8/22/16	$1,600	8,955
2.31% (b)	3-month LIBOR	BNP Paribas	8/23/16	$5,800	62,530
2.31% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	8/23/16	$3,900	42,046
4.22% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/04/21	$7,800	456,552
0.26% (a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$1,890	(20,787)
4.01% (b)	3-month LIBOR	Goldman Sachs & CO.	5/18/21	$6,000	224,788
3.86% (b)	3-month LIBOR	JP Morgan Chase & Co.	5/23/21	$10,700	240,704
0.25% (a)	3-month LIBOR	UBS AG	6/02/21	$3,700	(373)
0.28% (a)	3-month LIBOR	Citibank NA	4/14/41	$900	(59,822)
0.28% (a)	3-month LIBOR	Deutsche Bank AG	4/14/41	$300	(20,712)
Total					$924,929

(a)	Pays a fixed interest rate and receives floating rate.

(b)	Pays floating rate and receives fixed rate.

BLACKROCK CORE BOND TRUST	MAY 31, 2011	22

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Asset-Backed Securities	—	$22,126,323	$5,511,124	$27,637,447
Common Stocks	—	—	1	1
Corporate Bonds	—	299,525,592	3,126,152	302,651,744
Foreign Agency Obligations	—	2,751,206	—	2,751,206
Non-Agency Mortgage- Backed Securities	—	72,544,601	3,639,418	76,184,019
Other Interests	—		191	191
Preferred Securities	$891,780	5,557,768	102,280	6,551,828
Taxable Municipal Bonds	—	10,058,292	—	10,058,292
U.S. Government Sponsored Agency Securities	—	71,753,192	—	71,753,192
U.S. Treasury Obligations	—	96,200,049	—	96,200,049
Warrants	—	—	114,904	114,904
Short-Term Securities	38,299	—	—	38,299
Liabilities:
TBA Sale Commitments	—	(10,231,283)	—	(10,231,283)
Total	$930,079	$570,285,740	$12,494,070	$583,709,889

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$360,933	—	$360,933
Foreign currency exchange contracts	—	223,858	—	223,858
Interest rate contracts	$441,213	9,561,243	—	10,002,456
Liabilities:
Credit contracts	—	(12,389)	—	(12,389)
Foreign currency exchange contracts	—	(410,456)	—	(410,456)
Interest rate contracts	$(779,859)	(11,692,029)	—	(12,471,888)
Total	$(338,646)	$(1,968,840)	—	$(2,307,486)

[1] Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORE BOND TRUST	MAY 31, 2011	23

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stock	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities:
Balance, as of August 31, 2010	$5,104,409	$11,492	$3,029,472	$2,310,902	$381	$56,838	—	$10,513,494
Accrued discounts/ premiums	(153,747)	—	3,365	561	—	—	—	(149,821)
Net realized gain (loss)	(743,053)	(294,917)	—	23,583	—	113,247	—	(901,140)
Net change in unrealized appreciation/depreciation[2]	1,635,416	313,883	44,995	6,238	(190)	90,741	$114,903	2,205,986
Purchases	4,919,802	1,591	48,320	3,770,493	—	—	1	8,740,207
Sales	(2,044,463)	(32,048)	—	(1,776,458)	—	(158,546)	—	(4,011,515)
Transfers in3	—	—	—	—	—	—	—	—
Transfers out[3]	(3,207,240)	—	—	(695,901)	—	—	—	(3,903,141)
Balance, as of May 31, 2011	$5,511,124	$1	$3,126,152	$3,639,418	$191	$102,280	$114,904	$12,494,070

[2] The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $(1,691,874).

[3] The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORE BOND TRUST	MAY 31, 2011	24

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 26, 2011